CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,317,488	$ 356,191	¥ 1,411,000
Restricted cash	90,149	13,856	167,751
Short-term investments	1,395,694	214,514	361,499
Accounts receivable (net of allowance for doubtful accounts of RMB71,987 and RMB72,115 (US$11,084) as of December 31, 2016 and 2017, respectively)	621,272	95,488	600,885
Prepayments and other current assets	918,243	141,131	571,306
Due from related parties	54,052	8,308	44,278
Deferred tax assets			15,527
Total current assets	5,396,898	829,488	3,172,246
Non-current assets
Property and equipment, net	89,137	13,700	117,439
Intangible assets, net	70,225	10,793	227,251
Goodwill	634,157	97,468	943,922
Investment in equity investees	149,969	23,050	100,063
Other long-term investments	1,002,721	154,115	877,094
Due from related parties	5,216	802
Deferred tax assets	57,642	8,859	74,809
Other non-current assets	42,966	6,604	28,310
Total non-current assets	2,052,033	315,391	2,368,888
Total assets	7,448,931	1,144,879	5,541,134
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB140,487 and RMB133,406 (US$20,504) as of December 31, 2016 and 2017, respectively) (note 1)
Bank loans	336,304	51,689	379,544
Accounts payable	164,537	25,289	194,882
Accrued expenses and other current liabilities	1,532,489	235,539	1,408,419
Due to related parties	81,810	12,574	71,167
Income tax payable	50,614	7,779	12,209
Total current liabilities	2,165,754	332,870	2,066,221
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB1,304 and RMB4,134 (US$635) as of December 31, 2016 and 2017, respectively) (note 1)
Bank loans			118,797
Deferred tax liabilities	73,393	11,280	112,438
Other non-current liabilities	54,574	8,388	42,500
Total non-current liabilities	127,967	19,668	273,735
Total liabilities	2,293,721	352,538	2,339,956
MEZZANINE EQUITY
Redeemable noncontrolling interests	649,246	99,787
Shareholders' equity
Treasury stock (25,368,080 and nil shares as of December 31, 2016 and 2017, respectively)			(178,991)
Additional paid-in capital	2,644,043	406,382	2,725,675
Accumulated other comprehensive income	84,206	12,943	228,145
Retained earnings	1,564,883	240,518	237,293
Total Cheetah Mobile Inc. shareholders' equity	4,293,361	659,878	3,012,352
Noncontrolling interests	212,603	32,676	188,826
Total equity	4,505,964	692,554	3,201,178
Total liabilities and shareholders' equity	7,448,931	1,144,879	5,541,134
Common Class A [Member]
Shareholders' equity
Ordinary shares	65	10	65
Total equity	65	10	65
Common Class B [Member]
Shareholders' equity
Ordinary shares	164	25	165
Total equity	¥ 164	$ 25	¥ 165